Summary of Significant Accounting Policies (Details) - Schedule of Disaggregate Revenue Streams	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 264,759,505	$ 38,270,552	¥ 434,311,150
Holographic AR advertising [Member]
Disaggregation of Revenue [Line Items]
Total revenues	254,823,992	36,834,390	276,011,189
Holographic AR entertainment [Member]
Disaggregation of Revenue [Line Items]
Total revenues			1,451,556
Sale of semiconductor products [Member]
Disaggregation of Revenue [Line Items]
Total revenues	¥ 9,935,513	$ 1,436,162	¥ 156,848,405